Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2024	132	-	132	19
Additions	-	-	-	-
Amortization expense	(35)	-	(35)	(5)
Net balance as of June 30, 2025	97	-	97	14

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Total
	RMB	RMB
Net balance as of December 31, 2022	286	286
Amortization expense	(85)	(85)
Net balance as of December 31, 2023	201	201

	Purchased software	Total	Total
	RMB	RMB	US$
Net balance as of December 31, 2023	201	201	28
Additions	-	-	-
Amortization expense	(69)	(69)	(10)
Net balance as of December 31, 2024	132	132	18

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next two years are as follows:
	RMB	US$
2025 (July – December)	36	5
2026	61	9
	97	14
The annual estimated amortization expenses for the intangible assets for each of the next two years are as follows:
	RMB	US$
2026	70	10
2027	62	8
	132	18